SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 27 - SUBSEQUENT EVENTS
In August 2022, Xi’an Hollysys and Beijing Hollysys signed a fixed asset loan contract amounting to RMB 600 million ($87,040) with the Industrial and Commercial Bank of China for the construction of Hollysys Northwest Headquarters Base Project. Under this loan agreement, the company can borrow up to RMB 600 million ($87,040) in the future, according to its needs until October 30, 2024. The term of the loan contract is 10 years. The loan is not drawn up to the date of this report.